Summary of Significant Accounting Policies - Summary of Exchange Rates (Detail)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Argentinean Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	42.448916		37.807879
Average rate		20.303664
Australian Dollar [member]
Disclosure Of Exchange Rates [line items]
Closing rate	1.427417		1.416593
Average rate	1.411078	1.289543
Brazilian Real [member]
Disclosure Of Exchange Rates [line items]
Closing rate	3.832200		3.874806
Average rate	3.834084	3.366036
Canadian Dollar [member]
Disclosure Of Exchange Rates [line items]
Closing rate	1.308701		1.362882
Average rate	1.339411	1.274137
Colombian Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	3,915.400000		3,246.700000
Average rate	3,217.980000	2,871.140000
Chinese Yuan [member]
Disclosure Of Exchange Rates [line items]
Closing rate	6.870377		6.877787
Average rate	6.786388	6.370323
Euro [member]
Disclosure Of Exchange Rates [line items]
Closing rate	0.878735		0.873362
Average rate	0.884945	0.826887
Mexican Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	19.168357		19.682728
Average rate	19.218716	18.960515
Pound Sterling [member]
Disclosure Of Exchange Rates [line items]
Closing rate	0.787830		0.781249
Average rate	0.771278	0.726980
Peruvian Nuevo Sol [member]
Disclosure Of Exchange Rates [line items]
Closing rate	3.289996		3.369998
Average rate	3.337727	3.243686
South Korea [member]
Disclosure Of Exchange Rates [line items]
Closing rate	1,156.230000		1,115.400000
Average rate	1,143.340000	1,072.490000
South African Rand [member]
Disclosure Of Exchange Rates [line items]
Closing rate	14.166747		14.374909
Average rate	14.176131	12.124443
Turkish Lira [member]
Disclosure Of Exchange Rates [line items]
Closing rate	5.769347		5.291532
Average rate	5.529144	3.962502